Bank Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Bank Borrowings [Abstract]
Schedule of Bank Borrowings

Bank borrowings were as follows as of the respective balance sheet dates:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Short-term bank borrowing	5,000	5,000	688
Long-term bank borrowing, current portion	9,500	9,000	1,238
	14,500	14,000	1,926

Bank borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Short-term bank borrowing(i)	-	5,000	704
Long-term bank borrowing, current portion(ii)	-	9,500	1,338
Long-term bank borrowing, non-current portion	10,000	-	-
	10,000	14,500	2,042

(i)	On July 14, 2023, Youxu Shanghai entered into a one-year bank agreement with Shanghai Pudong Development Bank, pursuant to which Youxu Shanghai was entitled to borrow a loan of RMB3,000 with an annual interest rate of 3.7% for working capital needs and this short-term bank borrowing were guaranteed by Li Jia, the Controlling shareholder, Director and CEO of U Power Limited. On August 7, 2023, Youpin Shandong entered into a one-year bank agreement with China Construction Bank, pursuant to which Youpin Shandong was entitled to borrow a loan of RMB2,000 with an annual interest rate of 3.95% for working capital needs and this short-term bank borrowing were guaranteed by Li Jia.

(ii)	On December 13, 2021, Youxu Zibo entered into a three-year bank facility agreement with Bank of Qishang, a commercial bank in China, pursuant to which Youxu Zibo was entitled to borrow a loan of RMB10,000 with an annual interest rate of 6.87% for working capital needs. Youxu Zibo drew down the amount in full. On December 27, 2023, Youxu Zibo partially repaid the bank borrowing in the amount of RMB500. A manufacturing facility of Youxu Zibo was pledged as collateral for this loan.